Related Parties	6 Months Ended
Jun. 30, 2023
Disclosure of transactions between related parties [abstract]
Related Parties	RELATED PARTIES
Biotech Avenir
Biotech Avenir SAS is a holding company incorporated in 2001 by the Company's founders. Most of its share capital is currently held by individuals, i.e. the four co-founders of the Company and twelve Company employees.
Jean-François Mouney, the Chairman of the Company, is also the Chairman of Biotech Avenir SAS.
At June 30, 2023, Biotech Avenir SAS held 3.79% of the share capital of the Company.
The Company did not carry out any transactions with Biotech Avenir in 2023 or 2022, with the exception of the domiciliation without charge.
Ipsen Pharma SAS
The licensing agreement signed with Ipsen Pharma SAS in December 2021 provides for a certain number of service agreements that were signed with the Company in 2022, notably the Inventory Purchase Agreement and the Transition Services Agreement.
These agreements cover support for Ipsen in future proceedings and processes (other than knowledge transfer) and the provision of drug tablets which Ipsen may require to execute its clinical trial. As per the agreement signed with Ipsen in December 2021, the prices under these agreements cover all costs borne by the Company to provide the relevant goods and services, without economic benefit for Ipsen.
The Transition Services Agreement (the TSA) signed between the Company and Ipsen Pharma on April 6, 2022, which governs the conditions under which a certain number of transition services are carried out by the Company in the interest of smoothly running the phase clinical trial 3 ELATIVE®, was supplemented by a “Part B Transition Services Agreement” (the “Part B Agreement”). It will be signed signed between the parties following approval by the Company's Board of Directors on September 19, 2023 in accordance with the policy relating to transactions between Related Parties and the Company.
The Part B Agreement governs the conditions under which a certain number of transition services have been and continue to be carried out by the Company in the same interest mentioned above, until the total transfer of responsibility for the trial is turned over to IPSEN, and in particular the terms of remuneration of these services during the specific period when some patients had completed the treatment corresponding to the first part of the clinical trial and initiated the treatment of the second part and others had not.
These services are independent of those provided for by the TSA and the license contract.